STOCK-BASED COMPENSATION - ASSUMPTIONS UTIILIZED IN THE BINOMIAL LATTICE-BASED VALUATION MODEL (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Interest rate, minimum	0.10%	0.10%	0.20%
Interest rate, maximum	2.10%	2.80%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.00%	2.50%	1.80%
Dividend yield	3.10%	3.10%	2.90%
Expected volatility, minimum	11.00%	15.00%	14.00%
Expected volatility, maximum	15.00%	17.00%	15.00%
Weighted average volatility	15.00%	16.00%	15.00%
Expected life in years	8 years 4 months	8 years 2 months	8 years 11 months